Commitments (Detail Textuals) (USD $)	Jun. 30, 2012
Commitments [Line Items]
Commitment	$ 19,248,517
Mesa reclamation deposit
Commitments [Line Items]
Commitment	684,911	[1]
Number of installments for reclamation bond deposit	4
Equal monthly installment due on August 27, 2012	171,227.82
Equal monthly installment due on November 26, 2012	171,227.82
Equal monthly installment due on February 25, 2013	171,227.82
Equal monthly installment due on May 20, 2013	$ 171,227.82

[1]	The Company is required to make a $684,911 reclamation bond deposit, in four equal installments, with the Bureau of Land Management in Tehachapi, California, for its Mesa generating facility. Equal installments of $171,227.82 are due on August 27, 2012, November 26, 2012, February 25, 2013, and May 20, 2013. The bond will be refunded after expiration of the Mesa PPA, and upon completion of site and land reclamation.